Finance Debt - Summarized Information on Current and Non-current Finance Debt (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Financing	$ 91,516	$ 109,046
United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	68,372
R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	17,218
Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	3,525
United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,347
Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 54
Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.20%	6.10%
Weighted Average [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.20%
Weighted Average [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.90%
Weighted Average [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.60%
Weighted Average [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.30%
Weighted Average [member] | Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	1.90%
Floating interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 31,918
Floating interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	14,414
Floating interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	178
Floating interest rate [member] | Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Financing	48
Fixed interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	36,454
Fixed interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,804
Fixed interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	3,347
Fixed interest rate [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,347
Fixed interest rate [member] | Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Financing	6
Fair value [Member]
Disclosure of detailed information about borrowings [line items]
Financing	100,623	$ 116,621
Fair value [Member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	78,628
Fair value [Member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	15,172
Fair value [Member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	4,402
Fair value [Member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,366
Fair value [Member] | Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Financing	55
Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,644	$ 7,001
Not later than one year [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,856
Not later than one year [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	659
Not later than one year [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	19
Not later than one year [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	56
Not later than one year [member] | Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 54
Not later than one year [member] | Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.20%	5.60%
Not later than one year [member] | Weighted Average [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.00%
Not later than one year [member] | Weighted Average [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.40%
Not later than one year [member] | Weighted Average [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.30%
Not later than one year [member] | Weighted Average [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.30%
Not later than one year [member] | Weighted Average [member] | Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	1.90%
Not later than one year [member] | Floating interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 786
Not later than one year [member] | Floating interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	415
Not later than one year [member] | Floating interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	1
Not later than one year [member] | Floating interest rate [member] | Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Financing	48
Not later than one year [member] | Fixed interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,070
Not later than one year [member] | Fixed interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	244
Not later than one year [member] | Fixed interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	18
Not later than one year [member] | Fixed interest rate [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	56
Not later than one year [member] | Fixed interest rate [member] | Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Financing	6
Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,596	$ 6,476
Later than one year and not later than two years [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,269
Later than one year and not later than two years [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,252
Later than one year and not later than two years [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	51
Later than one year and not later than two years [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 24
Later than one year and not later than two years [member] | Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.10%	5.90%
Later than one year and not later than two years [member] | Weighted Average [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.00%
Later than one year and not later than two years [member] | Weighted Average [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.80%
Later than one year and not later than two years [member] | Weighted Average [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.50%
Later than one year and not later than two years [member] | Weighted Average [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.20%
Later than one year and not later than two years [member] | Floating interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 1,204
Later than one year and not later than two years [member] | Floating interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	906
Later than one year and not later than two years [member] | Fixed interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	65
Later than one year and not later than two years [member] | Fixed interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	346
Later than one year and not later than two years [member] | Fixed interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	51
Later than one year and not later than two years [member] | Fixed interest rate [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	24
Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Financing	6,435	$ 9,641
Later than two years and not later than three years [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	3,409
Later than two years and not later than three years [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,803
Later than two years and not later than three years [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 223
Later than two years and not later than three years [member] | Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.20%	5.90%
Later than two years and not later than three years [member] | Weighted Average [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.00%
Later than two years and not later than three years [member] | Weighted Average [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	7.10%
Later than two years and not later than three years [member] | Weighted Average [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.60%
Later than two years and not later than three years [member] | Floating interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 3,344
Later than two years and not later than three years [member] | Floating interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,545
Later than two years and not later than three years [member] | Floating interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	177
Later than two years and not later than three years [member] | Fixed interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	65
Later than two years and not later than three years [member] | Fixed interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	258
Later than two years and not later than three years [member] | Fixed interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	46
Later than three years and not later than four years [member]
Disclosure of detailed information about borrowings [line items]
Financing	8,258	$ 12,745
Later than three years and not later than four years [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	5,734
Later than three years and not later than four years [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,194
Later than three years and not later than four years [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 330
Later than three years and not later than four years [member] | Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.20%	5.90%
Later than three years and not later than four years [member] | Weighted Average [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.00%
Later than three years and not later than four years [member] | Weighted Average [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	7.90%
Later than three years and not later than four years [member] | Weighted Average [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.80%
Later than three years and not later than four years [member] | Floating interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 3,214
Later than three years and not later than four years [member] | Floating interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,940
Later than three years and not later than four years [member] | Fixed interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,520
Later than three years and not later than four years [member] | Fixed interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	254
Later than three years and not later than four years [member] | Fixed interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	330
Later than four years and not later than five years [member]
Disclosure of detailed information about borrowings [line items]
Financing	13,227	$ 18,014
Later than four years and not later than five years [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	8,635
Later than four years and not later than five years [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	3,894
Later than four years and not later than five years [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 698
Later than four years and not later than five years [member] | Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.10%	5.70%
Later than four years and not later than five years [member] | Weighted Average [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.90%
Later than four years and not later than five years [member] | Weighted Average [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	7.70%
Later than four years and not later than five years [member] | Weighted Average [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.90%
Later than four years and not later than five years [member] | Floating interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 7,037
Later than four years and not later than five years [member] | Floating interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	3,567
Later than four years and not later than five years [member] | Fixed interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,598
Later than four years and not later than five years [member] | Fixed interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	327
Later than four years and not later than five years [member] | Fixed interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	698
Later Than Five Years and Thereafter [member]
Disclosure of detailed information about borrowings [line items]
Financing	58,357	$ 55,169
Later Than Five Years and Thereafter [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	47,469
Later Than Five Years and Thereafter [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	6,416
Later Than Five Years and Thereafter [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,205
Later Than Five Years and Thereafter [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 2,267
Later Than Five Years and Thereafter [member] | Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.40%	6.40%
Later Than Five Years and Thereafter [member] | Weighted Average [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.50%
Later Than Five Years and Thereafter [member] | Weighted Average [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.40%
Later Than Five Years and Thereafter [member] | Weighted Average [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.60%
Later Than Five Years and Thereafter [member] | Weighted Average [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.30%
Later Than Five Years and Thereafter [member] | Floating interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 16,333
Later Than Five Years and Thereafter [member] | Floating interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	5,041
Later Than Five Years and Thereafter [member] | Fixed interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	31,136
Later Than Five Years and Thereafter [member] | Fixed interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,375
Later Than Five Years and Thereafter [member] | Fixed interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,205
Later Than Five Years and Thereafter [member] | Fixed interest rate [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 2,267